Aggregate Intrinsic Value of Options (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at Dec. 31,	$ 123	$ 22	$ 193
Exercisable at Dec. 31,	$ 64	$ 11	$ 77